Property, Plant And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule Of Property, Plant And Equipment, Net

	December 31,
	2018	2017
Cost (1):
Land, buildings and leasehold improvements (2)	$756,767	$473,483
Instruments, machinery and equipment (3)	1,270,259	882,858
Office furniture and other	112,297	90,602
Motor vehicles and airplanes	55,947	48,281
	2,195,270	1,495,224
Accumulated depreciation	(1,508,650)	(999,508)
Depreciated cost	$686,620	$495,716

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 amounted to $91,731, $85,449 and $81,728, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $15,492 and $15,208 as of December 31, 2018 and 2017, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,816,000 square feet	808,000 square feet	1,097,000 square feet
Leased	6,574,000 square feet	787,000 square feet	525,000 square feet

(a)	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)
Includes equipment produced by the Company for its own use in the aggregate amount of $120,093 and $121,205 as of December 31, 2018 and 2017, respectively, and capitalized costs related to the new ERP system (see Note 2N).